Equity-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense		$ 9.8
Stock Appreciation Rights And Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized after reverse recapitalization		18.4
Total unrecognized equity-based compensation expense		$ 0.9
Weighted average period of recognition		2 years 1 month 6 days
Weighted Average Remaining Contractual Term (in years)		6 years 4 months 24 days
Intrinsic value		$ 40.4
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of Reverse Recapitalization (in shares)		5,028,000
Total unrecognized equity-based compensation expense	$ 7.4
Weighted average period of recognition	7 months 6 days	8 months 12 days
Weighted Average Remaining Contractual Term (in years)	4 years 1 month 6 days	6 years 2 months 12 days
Intrinsic value	$ 26.4	$ 71.5
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of Reverse Recapitalization (in shares)		5,553,275
Total unrecognized equity-based compensation expense	$ 0.8
Weighted average period of recognition	2 years 2 months 12 days
Weighted Average Remaining Contractual Term (in years)	6 years 1 month 6 days
Intrinsic value	$ 39.9
Employee Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense	$ 16.2	$ 17.8
Weighted average period of recognition	2 years 10 months 24 days	3 years 1 month 12 days
Period for service-based vesting condition		4 years
Awards term		3 years
Employee Equity Units | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting percentage		25.00%
Employee Equity Units | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting percentage		0.02%
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units reserved for issuance (in shares)		22,154,477
Number of shares authorized (in shares)		25,000,000
2021 Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		10,475,680
Number of shares reserved for issuance (in shares)		11,678,797
Employee Stock Purchase Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		8,861,791